PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 45,807	$ 35,157
Less accumulated depreciation	23,860	18,956
Depreciated cost	21,947	16,201
Depreciation	8,724	5,654	$ 4,538
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	3,700
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	22,551	17,388
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	18,004	13,856
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 5,252	$ 3,913